Cash Flow Detail (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Schedule of Operating Activities
The detail of net cash flow provided by operating activities is the following:

Millions of euros	2021	2020	2019
Cash received from operations	46,415	51,353	57,699
Cash paid from operations	(34,379)	(36,477)	(41,224)
Cash paid to suppliers	(29,236)	(31,080)	(35,450)
Cash paid to employees	(4,299)	(4,434)	(4,934)
Payments related to cancellation of commitments	(844)	(963)	(840)
Net payments of interest and other financial expenses net of dividends received	(1,309)	(1,171)	(1,725)
Net interest and other financial expenses paid	(1,519)	(1,193)	(1,754)
Dividends received	210	22	29
Taxes proceeds / (payments)	(459)	(509)	272
Net cash flow provided by operating activities	10,268	13,196	15,022

Schedule of Investing Activities: Investments, Property, Plant and Equipment, and Intangible Assets
The following is a detail of the items comprising the net cash flow used in investing activities.

Millions of euros	2021	2020	2019
Proceeds from the sale in property, plant and equipment and intangible assets	564	509	751
Payments on investments in property, plant and equipment and intangible assets	(6,728)	(7,529)	(8,410)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(6,164)	(7,020)	(7,659)

Schedule of Investing Activities: Proceeds on Disposals of Companies and Payments on Investments in Companies

Millions of euros	2021	2020	2019
Constitution of VMED O2 UK (1) (Note 2)	5,872	—	—
Sale of Telecommunications towers divisions of Telxius (Note 2)	7,434	—	—
Tax associated with the sale of the tower division of Telxius (Note 25)	(917)	—	—
Sale of Telefónica de Costa Rica (Note 2)	442	—	—
Sale of InfraCo, SpA (Note 2)	479	—	—
Sale of Seguros de Vida y Pensiones Antares, S.A.	—	—	151
Sale of Telefónica Móviles Guatemala, S.A.	—	—	270
Sale of Telefonía Celular de Nicaragua, S.A.	—	—	342
Sale of Telefónica Móviles Panamá, S.A.	—	—	519
Sale of data center businesses	—	—	515
Deferred collection sale of T.Ireland	35	—	—
Tax associated with the sales of operating businesses in Guatemala, Nicaragua and Panamá in Telefónica Centroamérica Inversiones, S.L.	—	71	(83)
Others	24	10	9
Proceeds on disposals of companies, net of cash and cash equivalents disposed	13,369	81	1,723
Cancom Acquisition (Note 5)	(374)	—	—
UGG TopCo GmbH	(27)	—	—
Others	(13)	(79)	(12)
Payments on investments in companies, net of cash and cash equivalents acquired	(414)	(79)	(12)
(1) Cash received (see Note 2) less: (i) Cash and cash equivalents of Telefonica UK at the date of its exit from the scope of consolidation, and (ii) payments made in 2021 to the O2 UK pension plan and other expenses (see Note 29.c).

Schedule of Investing Activities: Proceeds and Payments on Financial Investments

Millions of euros	2021	2020	2019
Collateral guarantees on derivatives	1,897	2,224	1,793
Legal deposits	125	63	11
Others	141	21	31
Proceeds on financial investments not included under cash equivalents	2,163	2,308	1,835
Legal deposits	(7)	—	(33)
Collateral guarantees on derivatives of Telefónica, S.A.	(1,228)	(3,251)	(947)
Investment in funds shares of Telefónica Brasil	(117)	—	—
Capital increase in PRISA	—	—	(15)
Others	(122)	(46)	(137)
Payments on financial investments not included under cash equivalents	(1,474)	(3,297)	(1,132)

Schedule of Financing Activities: Dividends Paid, Proceeds from Issuance of Share Capital, and Other Operations

Millions of euros	2021	2020	2019
Dividends paid to the shareholders of Telefónica, S.A. (*)	(617)	(825)	(2,056)
Payments to non-controlling interests of Telefônica Brasil, S.A.	(198)	(227)	(352)
Payments to non-controlling interests of Telefónica Deutschland Holding, A.G.	(165)	(156)	(247)
Payments to non-controlling interests of Telefónica Centroamérica Inversiones, S.L.	—	(39)	—
Payments to non-controlling interests of Telecommunications towers divisions of Telxius	(2,603)	—	—
Payments to non-controlling interests of Telxius Telecom, S.A.	(42)	(44)	(86)
Others	(5)	(5)	(1)
Dividends paid (see Note 17)	(3,630)	(1,296)	(2,742)
Share capital increase Pontel and Telxius (see Note 17.i)	—	323	—
Own shares purchase of Telefónica Brasil	(78)	—	—
Own shares purchase of Telefónica Deutschland	(51)	—	—
Transactions carried out by Telefónica, S.A. (see Note 17)	(478)	(217)	(86)
Telefónica Centroamérica Inversiones, S.L. share premium (ECPN.) refund related to the sale of T. Guatemala, T. Nicaragua and T. Panama	—	—	(414)
Others	3	(6)	(4)
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(604)	(223)	(504)
Issuance of undated deeply subordinated securities (Note 17)	1,750	500	1,800
Acquisition of undated deeply subordinated securities (Note 17)	(1,750)	(385)	(935)
Payment of undated deeply subordinated securities (Note 17)	—	(808)	(118)
Payment of the coupon related to the issuances of undated deeply subordinated securities issued (see Note 17)	(354)	(327)	(357)
Operations with other equity holders	(354)	(1,020)	390
(*) This amount differs from that indicated in Note 17 because of withholding taxes deducted in the payment to certain major shareholders in accordance with current legislation.
Schedule of Financing Activities: Proceeds on Issuance of Debentures and Bonds and Additional Information

Millions of euros	2021	2020	2019
Issued under the EMTN program of Telefónica Emisiones, S.A.U. (see Appendix III) (*)	—	3,500	2,500
Issued under the SHELF program of Telefónica Emisiones, S.A.U. (see Appendix III) (*)	—	—	1,113
Issuance of Telefónica Móviles Chile (see Appendix III)	535	—	—
Issuance of Telefónica del Perú, S.A.A. (*)	—	—	457
Issuance of Colombia Telecomunicaciones S.A, E.S.P.	—	408	—
Others	26	103	116
Proceeds on issue of debentures and bonds, and other debts	561	4,011	4,186
Disposal bilateral loans of Telefónica, S.A. (see Note 18)	200	350	200
Syndicated provision of 750 million euros by Telefónica Germany GmbH (see Note 18)	750	—	—
Syndicated bilateral loan of Telxius Telecom, S.A.	—	—	150
Settlement of nominal value of gross debt hedging derivatives	—	1,119	153
Disposal bilateral loans and syndicated loan of Colombia Telecomunicaciones, S.A, E.S.P.	—	436	—
Others	2,135	2,611	1,199
Proceeds on loans, borrowings and promissory notes (see Appendix V)	3,085	4,516	1,702
Repayments of debentures and bonds, and other debts	(5,847)	(6,728)	(3,653)
Syndicated amortization by Telefónica, S.A.	(750)	—	—
Syndicated amortization by Telefónica Colombia	(200)	—	—
Amortization bilateral loans of Telefónica, S.A.	—	—	(1,835)
Amortization of structured financing of Telefónica Europe B.V.	—	—	(1,500)
Settlement of nominal value of amortized debt hedging derivatives	(34)	(139)	(148)
Others	(3,162)	(2,713)	(2,873)
Repayments of loans, borrowings and promissory notes (see Appendix V)	(4,146)	(2,852)	(6,356)
Lease principal payments (Note 20)	(1,782)	(1,787)	(1,518)
Financed spectrum licenses payments (Note 21)	(57)	(60)	(59)
Payments for investments in spectrum use licenses financed without explicit interest (Notes 2 and 21)	(108)	(87)	(87)
Payments to suppliers with extended payment terms (Note 18)	(108)	(235)	(380)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(273)	(382)	(526)
(*) Data converted at the exchange rate at the end of each of the corresponding periods. The impact of the exchange rate with respect to the date of the transaction is included in the "Others" line within the same sub-heading.